ANNUAL REPORT






                                [GRAPHIC OMITTED]

                          BREMER INVESTMENT FUNDS, INC.


                                [GRAPHIC OMITTED]



                            Bremer Growth Stock Fund

                                Bremer Bond Fund






                               SEPTEMBER 30, 1999



                              TABLE OF CONTENTS

    PAGE

         Shareholder Letter.............................................   1

         Growth Stock Fund Cumulative Rate of Return Graph..............   2

         Bond Fund Cumulative Rate of Return Graph......................   3

         Statement of Assets and Liabilities............................   4

         Statement of Operations........................................   5

         Growth Stock Fund Statement of Changes in Net Assets...........   6

         Bond Fund Statement of Changes in Net Assets...................   7

         Growth Stock Fund Financial Highlights.........................   8

         Bond Fund Financial Highlights.................................   9

         Growth Stock Fund Schedule of Investments......................  10

         Bond Fund Schedule of Investments..............................  13

         Notes to the Financial Statements..............................  17

         Report of Independent Public Accountants.......................  20


                ------------------------------------------------



                               NOTICE TO INVESTORS


  Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.


December 6, 1999


Dear Bremer Fund Shareholder:

As usual we had an interesting year in the investment markets. The U.S. economy experienced the Asian financial crisis, continued robust economic growth, rising interest rates, combined with record highs in several stock market indices despite the Asian economic crisis and preparation for the Y2K issue. The year also came with recognition of your Funds' excellent performance. MUTUAL FUNDS MAGAZINE gave the Bremer Growth Stock Fund their five-star rating. The Bremer Bond Fund finished the fiscal year in the top quartile versus its peers in MORNINGSTAR.

The Federal Reserve Board cut interest rates three times in the Fall of 1998 in order to keep the domestic economy and certain international markets on a growth path. That decline in interest rates created expectations of continued economic growth into the year 1999 and resulted in a tremendous domestic equity markets move in the quarter ended December 31, 1998! Since then it has been a struggle between economics and earnings as to what has been driving the equity markets. The result was nine months of moderate total returns as measured by the S & P 500 Index. However, for the full fiscal year ended September 30, 1999 the Bremer Growth Stock Fund returned a solid 28.97% versus 27.8% for the S & P 500 Index. That performance was fueled by the returns of the overweighed capital goods and technologies sectors in the fund.

Four of the five largest individual stock holdings at September 30, 1999 were from those sectors and include Cisco System, Inc., General Electric Company, Microsoft Corporation and Intel Corporation as well as Dayton Hudson Corporation. Recent domestic interest rate hikes should temper the growth of the U.S. economy as international markets pick up in 2000. We believe that will sustain moderate earnings for a number of quarters and result in normal returns for stocks in the coming year.

The fixed income market experienced a roller coaster ride. Last fall rates fell dramatically as the Asian financial crisis broadened. Since the beginning of 1999, interest rates have risen from 5.09% to 6.30%. Spreads on non-treasury bonds rose most of the year before tightening this fall.

We look for rates to remain stable throughout the last quarter of 1999 and believe they will fall slightly in 2000. The Bond Fund has done several things to take advantage of our outlook. We have increased the U.S. Treasury position, increased credit quality and improved liquidity by purchasing global corporate and agency issues.

We look forward to the new millennium and, more importantly, serving your investment needs. Thank you for your business.

Sincerely,



Steven A. Laraway
Chairman



                           1/27/97   3/31/97   6/30/97  9/30/97  12/31/97
Bremer Growth Stock Fund   $10,000    $9,600   $11,161  $11,899   $12,038
S&P 500                    $10,000    $9,935   $11,670  $12,544   $12,904
Lipper Growth Managers     $10,000    $9,469   $10,964  $12,088   $12,169

3/31/98   6/30/98   9/30/98  12/31/98  3/31/99   6/30/99   9/30/99
$13,725   $14,126   $12,329   $15,638  $16,163   $17,083   $15,901
$14,704   $15,189   $13,678   $16,591  $17,417   $18,645   $17,482
$13,676   $14,064   $12,459   $15,295  $16,070   $17,113   $16,464


                                Cumulative rate of return (%)
                                   Fiscal Year Ended
                                   September 30, 1999
                            ---------------------------------
Bremer Growth Stock Fund                   28.97%
S&P 500                                    27.80%
Lipper Growth Managers                     37.92%

The Standard & Poor's 500 Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The Lipper Growth Managers Index is an index composed of 30 funds which invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends.
Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



                       1/27/97   3/31/97   6/30/97  9/30/97  12/31/97   3/31/98
Bremer Bond Fund       $10,000   $10,009   $10,270  $10,534   $10,720   $10,860
LB Int. Govt./Corp.    $10,000   $10,008   $10,302  $10,580   $10,806   $10,975

6/30/98   9/30/98  12/31/98  3/31/99   6/30/99   9/30/99
$11,063   $11,439   $11,441  $11,422   $11,348   $11,414
$11,181   $11,683   $11,718  $11,696   $11,649   $11,756


                              Cumulative rate of return (%)
                                  Fiscal Year Ended
                                 September 30, 1999
                          ----------------------------------
Bremer Bond Fund                        -0.22%
LB Int. Govt./Corp.                      0.63%

The Lehman Brothers Intermediate Government/Corporate Bond Index (LB Int. Govt./Corp.) is a weighted index comprised of publicly traded intermediate and long-term government and corporate debt with a duration of 3.34 years. This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.




====================================================================================================================
BREMER INVESTMENT FUNDS, INC.
====================================================================================================================

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999


--------------------------------------------------------------------------------------------------------------------
                                                                              ----------------      ----------------
                                                                                  GROWTH                 BOND
                                                                                STOCK FUND               FUND
                                                                              ----------------      ----------------
ASSETS:
      Investments, at market value
         (Cost of $43,005,226 and $96,023,386, respectively)                      $67,902,806           $93,761,928
      Dividends receivable                                                             46,832                     -
      Interest receivable                                                               6,209               978,299
      Organizational expenses, net of accumulated amortization                         12,692                12,692
      Other assets                                                                        976                   554
                                                                              ----------------      ----------------
             Total assets                                                          67,969,515            94,753,473
                                                                              ----------------      ----------------

LIABILITIES:
      Payable for investments purchased                                                     -             2,249,720
      Payable to Custodian                                                            570,160                     -
      Payable to Investment Adviser                                                    40,566                52,909
      Dividends payable                                                                     -               403,990
      Payable for fund shares redeemed                                                      -                 3,919
      Call options written (Premiums received $10,301)                                    625                     -
      Accrued expenses and other liabilities                                           41,887                54,791
                                                                              ----------------      ----------------
             Total liabilities                                                        653,238             2,765,329
                                                                              ----------------      ----------------


NET ASSETS                                                                        $67,316,277           $91,988,144
                                                                              ================      ================


NET ASSETS CONSIST OF:
      Capital stock                                                               $39,794,270           $94,311,652
      Accumulated undistributed net investment income                                  60,013                43,722
      Accumulated undistributed net realized gain (loss) on investments             2,554,738              (105,772)
      Net unrealized appreciation (depreciation) on:
           Investments                                                             24,897,580            (2,261,458)
           Written option contracts                                                     9,676                     -
                                                                              ================      ================
             Total Net Assets                                                     $67,316,277           $91,988,144
                                                                              ================      ================

      Shares outstanding
             (100 million shares authorized for each Fund, $ .0001 par value)       4,279,186             9,331,943
                                                                              ================      ================

      Net Asset Value, Redemption Price and Offering Price Per Share                   $15.73                 $9.86
                                                                              ================      ================



                                      SEE NOTES TO THE FINANCIAL STATEMENTS.

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

==============================================================================================================================
BREMER INVESTMENT FUNDS, INC.
==============================================================================================================================

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1999


------------------------------------------------------------------------------------------------------------------------------
                                                                                        ----------------      ----------------
                                                                                            GROWTH                 BOND
                                                                                          STOCK FUND               FUND
                                                                                        ----------------      ----------------
INVESTMENT INCOME:
      Dividend income (net of withholding tax of $3,341 and $0, respectively)                 $ 503,663                   $ -
      Interest income                                                                           167,645             5,489,725
                                                                                        ----------------      ----------------
           Total investment income                                                              671,308             5,489,725
                                                                                        ----------------      ----------------


EXPENSES:
      Investment advisory fees                                                                  476,721               606,273
      Administration fees                                                                        37,574                47,893
      Shareholder servicing and accounting costs                                                 50,518                65,211
      Distribution fees                                                                           5,285                 6,584
      Custody fees                                                                               12,389                18,854
      Federal and state registration                                                              1,901                 4,885
      Professional fees                                                                          13,486                14,863
      Reports to shareholders                                                                     2,066                 3,607
      Amortization of organizational expenses                                                     5,475                 5,475
      Directors' fees and expenses                                                                2,363                 2,365
      Other                                                                                       1,629                 2,299
                                                                                        ----------------      ----------------
           Total expenses                                                                       609,407               778,309
                                                                                        ----------------      ----------------


NET INVESTMENT INCOME                                                                            61,901             4,711,416
                                                                                        ----------------      ----------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                                 2,554,777               (26,953)
      Change in unrealized appreciation (depreciation) on:
           Investments                                                                       13,310,162            (4,874,934)
           Written option contracts                                                               9,676                     -
                                                                                        ----------------      ----------------
           Net realized and unrealized gain (loss) on investments
           and written option contracts                                                      15,874,615            (4,901,887)
                                                                                        ----------------      ----------------

NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                                             $15,936,516            $ (190,471)
                                                                                        ================      ================






                                           SEE NOTES TO THE FINANCIAL STATEMENTS.

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


===========================================================================================================================
BREMER INVESTMENT FUNDS, INC.
===========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS



---------------------------------------------------------------------------------------------------------------------------

                                                                           ------------------------------------------------
                                                                                       --------------------------
                                                                                            GROWTH STOCK FUND
                                                                           ------------------------------------------------

                                                                                Year Ended                Year Ended
                                                                            September 30, 1999        September 30, 1998
                                                                           ----------------------    ----------------------

OPERATIONS:
      Net investment income                                                             $ 61,901                 $ 154,205
      Net realized gain on investments                                                 2,554,777                   301,927
      Change in unrealized appreciation on investments
           and written option contracts                                               13,319,838                 1,488,913
                                                                           ----------------------    ----------------------
           Net increase in net assets resulting from operations                       15,936,516                 1,945,045
                                                                           ----------------------    ----------------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                                                             (161,963)                 (134,687)
      Net realized gains                                                                (301,927)                  (76,348)
                                                                           ----------------------    ----------------------
                                                                           ----------------------    ----------------------
           Total dividends and distributions                                            (463,890)                 (211,035)
                                                                           ----------------------    ----------------------


CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                                       15,715,001                 9,224,864
      Proceeds from shares issued to holders in reinvestment of
        dividends                                                                         11,863                     2,085
      Cost of shares redeemed                                                        (18,057,770)               (7,890,044)
                                                                           ----------------------    ----------------------
           Net increase (decrease) in net assets resulting from
           capital share transactions                                                 (2,330,906)                1,336,905
                                                                           ----------------------    ----------------------

TOTAL INCREASE IN NET ASSETS                                                          13,141,720                 3,070,915
                                                                           ----------------------    ----------------------


NET ASSETS:
      Beginning of period                                                             54,174,557                51,103,642
                                                                           ----------------------    ----------------------

      End of period                                                                  $67,316,277               $54,174,557
                                                                           ======================    ======================

      Undistributed Net Investment Income included in
           Net Assets at End of Period                                                   $60,013                  $157,119
                                                                           ======================    ======================




                                          SEE NOTES TO THE FINANCIAL STATEMENTS.

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


===========================================================================================================================
BREMER INVESTMENT FUNDS, INC.
===========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS



---------------------------------------------------------------------------------------------------------------------------

                                                                           ------------------------------------------------
                                                                                              BOND FUND
                                                                                      --------------------------
                                                                                Year Ended                Year Ended
                                                                            September 30, 1999        September 30, 1998
                                                                           ----------------------    ----------------------

OPERATIONS:
      Net investment income                                                          $ 4,711,416               $ 4,307,210
      Net realized gain (loss) on investments                                            (26,953)                  240,538
      Change in unrealized appreciation (depreciation) on investments                 (4,874,934)                2,036,415
                                                                           ----------------------    ----------------------
           Net increase (decrease) in net assets resulting from operations              (190,471)                6,584,163
                                                                           ----------------------    ----------------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                                                           (4,711,416)               (4,302,898)
      Net realized gains                                                                (296,994)                  (22,945)
                                                                           ----------------------    ----------------------
           Total dividends and distributions                                          (5,008,410)               (4,325,843)
                                                                           ----------------------    ----------------------


CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                                       31,135,209                20,352,435
      Proceeds from shares issued to holders in reinvestment of
        dividends                                                                        112,431                    36,235
      Cost of shares redeemed                                                        (16,816,629)              (13,574,619)
                                                                           ----------------------    ----------------------
           Net increase in net assets resulting from
           capital share transactions                                                 14,431,011                 6,814,051
                                                                           ----------------------    ----------------------

TOTAL INCREASE IN NET ASSETS                                                           9,232,130                 9,072,371
                                                                           ----------------------    ----------------------


NET ASSETS:
      Beginning of period                                                             82,756,014                73,683,643
                                                                           ----------------------    ----------------------

      End of period                                                                  $91,988,144               $82,756,014
                                                                           ======================    ======================

      Undistributed Net Investment Income included in
           Net Assets at End of Period                                                   $43,722                        $0
                                                                           ======================    ======================





                                          SEE NOTES TO THE FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------------


====================================================================================================================================
BREMER INVESTMENT FUNDS, INC.
====================================================================================================================================

FINANCIAL HIGHLIGHTS



------------------------------------------------------------------------------------------------------------------------------------


                                                                          --------------------------------------------------
                                                                                           GROWTH STOCK FUND
                                                           ----------------------------------------------------------------------
                                                                                                               January 27, 19971
                                                                 Year Ended               Year Ended                through
                                                             September 30, 1999       September 30, 1998      September 30, 1997
                                                           -----------------------  -----------------------  ----------------------
PER SHARE DATA:
      NET ASSET VALUE, BEGINNING OF PERIOD                                 $12.28                   $11.90                  $10.00
                                                           -----------------------  -----------------------  ----------------------

      INCOME FROM INVESTMENT OPERATIONS:
           Net investment income                                             0.02                     0.04                    0.03
           Net realized and unrealized gain on investments                   3.54                     0.39                    1.87
                                                           -----------------------  -----------------------  ----------------------
                Total from investment operations                             3.56                     0.43                    1.90
                                                           -----------------------  -----------------------  ----------------------

      LESS DIVIDENDS AND DISTRIBUTIONS:
           Dividends from net investment income                             (0.04)                   (0.03)                      -
           Distributions from net realized gains                            (0.07)                   (0.02)                      -
                                                           -----------------------  -----------------------  ----------------------
                Total dividends and distributions                           (0.11)                   (0.05)                      -
                                                           -----------------------  -----------------------  ----------------------

      NET ASSET VALUE, END OF PERIOD                                       $15.73                   $12.28                  $11.90
                                                           =======================  =======================  ======================


TOTAL RETURN                                                               28.97%                    3.61%                  19.00%


SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period                                       $67,316,277              $54,174,557             $51,103,642
      Ratio of net expenses to average net assets                           0.89%                    0.91%                   1.05%
      Ratio of net investment income to average net assets                  0.09%                    0.27%                   0.62%
      Portfolio turnover rate                                              16.74%                   13.15%                  11.30%



    1 COMMENCEMENT OF OPERATIONS.
    2 NOT ANNUALIZED.
    3 ANNUALIZED.






                                               SEE NOTES TO THE FINANCIAL STATEMENTS.

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


====================================================================================================================================
BREMER INVESTMENT FUNDS, INC.
====================================================================================================================================

FINANCIAL HIGHLIGHTS



------------------------------------------------------------------------------------------------------------------------------------


                                                                              -----------------------------------------------
                                                                                               BOND FUND
                                                              --------------------------------------------------------------------
                                                                                                              January 27, 19971
                                                                   Year Ended             Year Ended               through
                                                               September 30, 1999     September 30, 1998      September 30, 1997
                                                              ---------------------  ----------------------  ---------------------
PER SHARE DATA:
      NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.47                  $10.18                 $10.00
                                                              ---------------------  ----------------------  ---------------------

      INCOME (LOSS) FROM INVESTMENT OPERATIONS:
           Net investment income                                              0.55                    0.56                   0.35
           Net realized and unrealized gain (loss)
           on investments                                                    (0.57)                   0.29                   0.17
                                                              ---------------------  ----------------------  ---------------------
                Total from investment operations                             (0.02)                   0.85                   0.52
                                                              ---------------------  ----------------------  ---------------------

      LESS DIVIDENDS AND DISTRIBUTIONS:
           Dividends from net investment income                              (0.55)                  (0.56)                 (0.34)
           Distributions from net realized gains                             (0.04)                     -                       -
                                                              ---------------------  ----------------------  ---------------------
                Total dividends and distributions                            (0.59)                  (0.56)                 (0.34)
                                                              ---------------------  ----------------------  ---------------------

      NET ASSET VALUE, END OF PERIOD                                         $9.86                  $10.47                 $10.18
                                                              =====================  ======================  =====================


TOTAL RETURN                                                                (0.22%)                  8.59%                  5.33%


SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period                                        $91,988,144             $82,756,014            $73,683,643
      Ratio of net expenses to average net assets                            0.90%                   0.89%                  1.01%
      Ratio of net investment income to average net assets                   5.44%                   5.46%                  5.60%
      Portfolio turnover rate                                               58.62%                  66.66%                 38.35%



    1 COMMENCEMENT OF OPERATIONS.
    2 NOT ANNUALIZED.
    3 ANNUALIZED.





                                               SEE NOTES TO THE FINANCIAL STATEMENTS.

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
====================================================================================================================================
BREMER INVESTMENT FUNDS, INC.
====================================================================================================================================

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 1999

GROWTH STOCK FUND

------------------------------------------------------------------------------------------------------------------------------------
           SHARES                                                                                                     VALUE
                      --------------------------------------------------------------------------
                      COMMON STOCKS - 96.4% +
                      --------------------------------------------------------------------------

                      APPAREL - 2.2% +
           20,000     The Gap, Inc.                                                                               $ 640,000
           21,000     Intimate Brands, Inc.                                                                         817,687
                                                                                                            ----------------
                                                                                                                  1,457,687
                                                                                                            ----------------

                      BANKING & FINANCIAL SERVICES - 8.2% +
           13,125   # Banc One Corporation                                                                          456,914
           13,000     The Charles Schwab Corporation                                                                437,938
           17,000     Citigroup Inc.                                                                                748,000
           10,000     Fannie Mae                                                                                    626,875
           18,000     Freddie Mac                                                                                   936,000
           20,400     KeyCorp                                                                                       526,575
           10,000     Providian Financial Corporation                                                               791,875
           25,000     Wells Fargo Company                                                                           990,625
                                                                                                            ----------------
                                                                                                                  5,514,802
                                                                                                            ----------------

                      BUSINESS SERVICE - 5.2% +
           15,000     Computer Associates International, Inc.                                                       918,750
           17,500     Equifax Inc.                                                                                  492,188
           19,000     First Data Corporation                                                                        833,625
           36,000     IMS Health Incorporated                                                                       821,250
           16,500     National Data Corporation                                                                     429,000
                                                                                                            ----------------
                                                                                                                  3,494,813
                                                                                                            ----------------

                      CAPITAL GOODS - 8.2% +
           15,000     Boeing Company, The                                                                           639,375
           19,000     Dover Corporation                                                                             776,625
           10,600     Emerson Electric Company                                                                      669,787
           25,000     General Electric Company                                                                    2,964,062
           25,000     Mattel, Inc.                                                                                  475,000
                                                                                                            ----------------
                                                                                                                  5,524,849
                                                                                                            ----------------

                      COMMUNICATIONS & MEDIA - 3.5% +
           21,000     CBS Corporation *                                                                             971,250
           34,500     Interpublic Group of Companies, Inc.                                                        1,418,812
                                                                                                            ----------------
                                                                                                                  2,390,062
                                                                                                            ----------------

                      COSMETICS & SOAP - 3.6% +
           16,800     Colgate-Palmolive Company                                                                     768,600
           13,944     Gillette Company, The                                                                         473,225
           22,000     Kimberly-Clark Corporation                                                                  1,155,000
                                                                                                            ----------------
                                                                                                                  2,396,825
                                                                                                            ----------------

                      DRUGS - 3.0% +
           14,000     Merck & Company, Inc.                                                                         907,375
           30,000     Pfizer, Inc.                                                                                1,078,125
                                                                                                            ----------------
                                                                                                                  1,985,500
                                                                                                            ----------------

                      ENERGY - 5.5% +
            6,616     BP Amoco Plc                                                                                  733,136
           24,400     El Paso Energy Corporation                                                                    971,425
           26,800     Enron Corporation                                                                           1,105,500

                                       SEE NOTES TO THE FINANCIAL STATEMENTS.
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

                      ENERGY (CONTINUED) - 5.5% +
            9,000     Mobil Corporation                                                                           $ 906,750
                                                                                                            ----------------
                                                                                                                  3,716,811
                                                                                                            ----------------

                      FOOD, BEVERAGE & TOBACCO - 2.3% +
           12,000     Bestfoods                                                                                     582,000
           31,700     PepsiCo, Inc.                                                                                 958,925
                                                                                                            ----------------
                                                                                                                  1,540,925
                                                                                                            ----------------

                      HEALTH CARE - 4.2% +
           40,332     Boston Scientific Corporation *                                                               995,696
           39,400     Medtronic, Inc.                                                                             1,398,700
           50,000     Safeskin Corporation *                                                                        410,938
                                                                                                            ----------------
                                                                                                                  2,805,334
                                                                                                            ----------------

                      INSURANCE - 3.7% +
            8,749     Aegon N.V. ADR                                                                                756,788
           16,000     AFLAC, Inc.                                                                                   670,000
           12,500     American International Group, Inc.                                                          1,086,719
                                                                                                            ----------------
                                                                                                                  2,513,507
                                                                                                            ----------------

                      RESTAURANT - 2.2% +
           34,000     McDonald's Corporation                                                                      1,462,000
                                                                                                            ----------------

                      RETAIL - GENERAL - 8.4% +
           16,100     Albertson's, Inc.                                                                             636,956
           30,000     Dayton Hudson Corporation                                                                   1,801,875
           27,000     Saks Incorporated *                                                                           410,063
           36,000     Wal-Mart Stores, Inc.                                                                       1,712,250
           44,000     Walgreen Company                                                                            1,116,500
                                                                                                            ----------------
                                                                                                                  5,677,644
                                                                                                            ----------------

                      SOFTWARE - 7.7% +
           35,000     Cognos, Inc. *                                                                                912,188
           22,000     Microsoft Corporation *                                                                     1,992,375
           27,000     Oracle Corporation *                                                                        1,228,500
           53,500     Sterling Software, Inc. *                                                                   1,070,000
                                                                                                            ----------------
                                                                                                            ----------------
                                                                                                                  5,203,063
                                                                                                            ----------------

                      TECHNOLOGY - 19.6% +
           60,000     American Power Conversion Corporation *                                                     1,140,000
           45,000     Atmel Corporation *                                                                         1,521,562
           59,000     Cisco Systems, Inc. *                                                                       4,045,187
           12,500     Hewlett-Packard Company                                                                     1,150,000
           26,000     Intel Corporation                                                                           1,932,125
           25,000     Lucent Technologies, Inc.                                                                   1,621,875
           59,000     Novell, Inc. *                                                                              1,220,563
           20,000     3Com Corporation *                                                                            575,000
                                                                                                            ----------------
                                                                                                                 13,206,312
                                                                                                            ----------------





                                       SEE NOTES TO THE FINANCIAL STATEMENTS.
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

                      TELECOMMUNICATIONS - 4.8% +
           31,000     American Telephone and Telegraph Corporation                                              $ 1,348,500
           18,658     MCI WorldCom, Inc. *                                                                        1,341,044
           10,500     SBC Communications, Inc.                                                                      536,156
                                                                                                            ----------------
                                                                                                                  3,225,700
                                                                                                            ----------------

                      TRAVEL & RECREATION - 4.1% +
           41,000     Carnival Corporation                                                                        1,783,500
           39,000     Walt Disney Company, The                                                                    1,009,125
                                                                                                            ----------------
                                                                                                                  2,792,625
                                                                                                            ----------------

                      TOTAL COMMON STOCKS (COST OF $40,010,879)                                                  64,908,459
                                                                                                            ----------------
        Principal
           AMOUNT
                      --------------------------------------------------------------------------
                      SHORT-TERM INVESTMENTS - 4.5% +
                      --------------------------------------------------------------------------

                      COMMERCIAL PAPER - 4.5% +
                      Norfolk Southern Corporation
      $ 1,000,000     5.500%, 10/04/99                                                                              999,542
        2,000,000     5.500%, 10/18/99                                                                            1,994,805
                                                                                                            ----------------
                                                                                                                  2,994,347
                                                                                                            ----------------

                      TOTAL SHORT-TERM INVESTMENTS (COST OF $2,994,347)                                           2,994,347
                                                                                                            ----------------


                      TOTAL INVESTMENTS - 100.9% + (COST OF $43,005,226)                                       $ 67,902,806
                                                                                                            ================

                      *   NON-INCOME PRODUCING SECURITY.
                      +  CALCULATED AS A PERCENTAGE OF NET ASSETS.
                      #   AT SEPTEMBER 30, 1999 THE FUND'S OPEN COVERED CALL
                          OPTION CONTRACTS WHICH ARE ACCOUNTED FOR AS A
                          LIABILITY ON THE STATEMENT OF ASSETS AND LIABILITIES
                          WERE AS FOLLOWS:

----------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
UNDERLYING SECURITY/EXPIRATION DATE/EXERCISE PRICE:                                             CONTRACTS WRITTENVALUE
----------------------------------------------------------------------------------------------------------------------------

Banc One/October 1999/$40                                                                       100              $625

----------------------------------------------------------------------------------------------------------------------------



                                       SEE NOTES TO THE FINANCIAL STATEMENTS.
------------------------------------------------------------------------------------------------------------------------------------


================================================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================================================

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 1999

BOND FUND

----------------------------------------------------------------------------------------------------------------
 PRINCIPAL AMOUNT
     OR SHARES                                                                                            VALUE
                       ---------------------------------------------------------------------
                       LONG-TERM INVESTMENTS - 93.8% +
                       ---------------------------------------------------------------------

                       ---------------------------------------------------------------------
                       CORPORATE BONDS & NOTES - 25.0% +
                       ---------------------------------------------------------------------

                       BANK & BANK HOLDING CO. - 4.4% +
                       First Union National Bank - North Carolina#
        $ 3,190,000      6.180%, 02/15/36                                                           $ 3,010,862
                       Wells Fargo
          1,000,000      6.625%, 07/15/04                                                               994,063
                                                                                                  --------------
                                                                                                      4,004,925
                                                                                                  --------------

                       FINANCIAL SERVICES - 12.7% +
                       BHP Finance USA Ltd.#
          1,395,000      6.420%, 03/01/26                                                             1,361,015
                       Ford Capital B.V.
          1,000,000      9.375%, 05/15/01                                                             1,046,264
                       Ford Motor Credit Company
          1,000,000      8.200%, 02/15/02                                                             1,035,373
                       Lehman Brothers Holdings, Inc.
          1,000,000      6.375%, 10/23/00                                                             1,000,376
          1,375,000      6.625%, 11/15/00                                                             1,377,336
                       Merrill Lynch & Company
          2,000,000      6.000%, 02/17/09                                                             1,832,860
                       Reliastar Financial Corporation
          1,608,000      7.125%, 03/01/03                                                             1,626,757
                       St. Paul Companies, Inc.
          1,000,000      7.370%, 08/20/07                                                             1,019,040
                       Salomon, Inc.
          1,450,000      6.250%, 05/15/03                                                             1,423,487
                                                                                                  --------------
                                                                                                     11,722,508
                                                                                                  --------------

                       FOOD, BEVERAGE & TOBACCO - 2.8% + Philip Morris
                       Companies, Inc.
          1,400,000      7.125%, 10/01/04                                                             1,399,105
                       Supervalu, Inc.
          1,250,000      6.560%, 06/09/05                                                             1,182,934
                                                                                                  --------------
                                                                                                  --------------
                                                                                                      2,582,039
                                                                                                  --------------

                       TRAVEL AND ENTERTAINMENT - 1.9% +
                       Hilton Hotels Corporation
          1,750,000      7.700%, 07/15/02                                                             1,745,898
                                                                                                  --------------

                       UTILITIES - 3.2% +
                       American Telephone and Telegraph
          1,500,000      5.625%, 03/15/04 ##                                                          1,439,532
                       Western Resources, Inc.
          1,500,000      6.875%, 08/01/04                                                             1,487,805
                                                                                                  --------------
                                                                                                      2,927,337
                                                                                                  --------------
                       TOTAL CORPORATE BONDS &
                          NOTES (Cost of $23,551,147)                                                22,982,707
                                                                                                  --------------



                                      SEE NOTES TO THE FINANCIAL STATEMENTS.
----------------------------------------------------------------------------------------------------------------

                       ---------------------------------------------------------------------
                       NON-AGENCY MORTGAGE-BACKED
                        SECURITIES - 5.0% +
                       ---------------------------------------------------------------------

                       COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0% + Chemical
                       Mortgage Securities, Inc.
         $1,127,000      Series 1994-1, Class A7, 6.250%, 01/25/09 ##                               $ 1,106,857
                       Countrywide Mortgage Backed Securities, Inc.
          1,385,064      Series 1994-D, Class A9, 6.500%, 03/25/24 ##                                 1,338,481
                       DLJ Mortgage Acceptance Corporation
          2,200,000      Series 1998-2, Class 2A10, 7.000%, 06/25/28                                  2,155,162
                                                                                                  --------------
                                                                                                      4,600,500
                                                                                                  --------------

                       TOTAL NON- AGENCY MORTGAGE-BACKED
                         SECURITIES (Cost of $4,714,821)                                              4,600,500
                                                                                                  --------------


                       ---------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCY AND
                         AGENCY-BACKED ISSUES - 53.3% +
                       ---------------------------------------------------------------------

                       Federal Farm Credit Bank
          2,000,000      6.370%, 10/30/07                                                             1,968,938
          1,000,000      7.000%, 07/19/06                                                               990,605
                                                                                                  --------------
                                                                                                  --------------
                                                                                                      2,959,543
                                                                                                  --------------

                       Federal Home Loan Bank
          1,500,000      6.000%, 05/08/03                                                             1,477,976
          1,000,000      6.000%, 07/21/03                                                               982,242
          2,500,000      5.946%, 05/24/04                                                             2,461,825
          2,000,000      6.645%, 08/02/04                                                             1,999,004
          1,250,000      6.150%, 10/14/04                                                             1,235,757
          1,750,000      6.120%, 08/26/08                                                             1,657,273
          1,390,000      5.755%, 11/20/08                                                             1,285,799
                                                                                                  --------------
                                                                                                     11,099,876
                                                                                                  --------------

                       Federal Home Loan Mortgage Corporation (FHLMC),
                          Participation Certificates
            267,069       Pool #N97167, 7.500%, 12/01/03                                                270,120
          1,000,000       Pool #G40376, 6.000%, 06/01/01                                                996,190
          1,247,715       Pool #C90290, 7.000%, 08/01/19                                              1,237,018
                                                                                                  --------------
                                                                                                  --------------
                                                                                                      2,503,328
                                                                                                  --------------

                       Federal Home Loan Mortgage Corporation (FHLMC),
            414,842       Adjustable Rate Mortgage, Pool #845864, 7.279%*, 07/01/24                     427,153
                                                                                                  --------------

                       Federal Home Loan Mortgage Corporation (FHLMC),
                          Real Estate Mortgage Investment Conduits (REMIC)
            600,000       Series 1480, Class LE, 6.500%, 7/15/08 ##                                     579,465
          2,000,000       Series 2078, Class Z, 6.000%, 1/15/09 ##                                    1,981,528
            500,000       Series 24, Class VB, 6.500%, 7/25/10 ##                                       482,061




                                      SEE NOTES TO THE FINANCIAL STATEMENTS.
----------------------------------------------------------------------------------------------------------------


                       Federal Home Loan Mortgage Corporation (FHLMC),
                          Real Estate Mortgage Investment Conduits (REMIC) (continued)
         $1,500,000       Series 2102, Class TR, 6.000%, 10/15/11 ##                                $ 1,456,553
              5,089       Series 1206, Class GC, 7.000%, 02/15/20 ##                                      5,079
          1,000,000       Series 1466, Class PI, 7.000%, 08/15/20 ##                                  1,004,926
          2,000,000       Series 16, Class M, 7.000%, 08/25/23 ##                                     1,975,860
                                                                                                  --------------
                                                                                                      7,485,472
                                                                                                  --------------

                       Federal National Mortgage Association (FNMA),
                          Pass-Thru Certificates
          1,099,115       Pool #432293, 6.000%, 06/01/13                                              1,057,961
          2,303,444       Pool #424286, 6.500%, 06/01/13                                              2,265,279
          2,173,050       Pool #303922, 6.000%, 05/01/16                                              2,071,808
          1,299,356       Pool #323380, 6.500%, 10/01/28                                              1,247,612
            172,879       Pool #211830, 7.000%, 04/01/23                                                174,099
                                                                                                  --------------
                                                                                                      6,816,759
                                                                                                  --------------

                       Federal National Mortgage Association (FNMA),
                          Real Estate Mortgage Investment Conduits (REMIC)
            500,000       Series 1993-134, Class L, 6.500%, 08/25/08                                    487,467
            607,213       Series 1995-13B, Class B, 6.500%, 03/25/09                                    598,037
            491,296       Series 1989-69, Class C, 7.600%, 10/25/19                                     498,431
            787,681       Series G92-66, Class HB, 4.000%, 06/25/20                                     753,751
            501,716       Series 1992-150, Class FV, 5.504%*, 05/25/21                                  500,239
            585,354       Series 1992-125, Class J, 6.500%, 05/25/21                                    585,349
            575,000       Series 1993-167, Class J, 6.750%, 12/25/22                                    558,443
          2,100,000       Series 1993-38, Class V, 5.757%, 08/25/21                                   1,980,852
          1,600,000       Series 1998-50, Class DN, 6.250%, 09/25/28                                  1,554,319
            900,279       Series 1998-50, Class EN, 6.500%, 09/25/28                                    860,849
                                                                                                  --------------
                                                                                                      8,377,737
                                                                                                  --------------

                       Government National Mortgage Association (GNMA),
             58,255       Adjustable Rate Mortgages, Pool #859287, 6.625%*, 07/20/26                     58,868
                                                                                                  --------------

                       Structured Asset Mortgage Investments, Inc. (SAMII),
          2,000,000       Series 1998-12, Class A2, 6.050%, 02/25/29                                  1,977,193
                                                                                                  --------------

                       Student Loan Marketing Association (SLMA),
          1,482,075       Series 1996-2, Class A1, 5.341%*, 10/25/04 ##                               1,478,985
                                                                                                  --------------

                       Tennessee Valley Authority
          3,000,000       6.50%, 8/20/01                                                              3,022,953
          3,000,000       6.00%, 3/15/13                                                              2,822,187
                                                                                                  --------------
                                                                                                      5,845,140
                                                                                                  --------------

                       TOTAL U.S. GOVERNMENT AGENCY AND
                         AGENCY-BACKED ISSUES (Cost of $50,150,989)                                  49,030,054
                                                                                                  --------------






                                      SEE NOTES TO THE FINANCIAL STATEMENTS.
----------------------------------------------------------------------------------------------------------------

                       ---------------------------------------------------------------------
                       U.S. TREASURY OBLIGATIONS - 10.5% +
                       ---------------------------------------------------------------------

                       U.S. Treasury Notes
         $5,000,000       6.50%, 08/15/05                                                           $ 5,117,190
                                                                                                  --------------

                       U.S. Treasury Bonds
          2,000,000      10.750%, 05/15/03                                                            2,311,876
          1,800,000      11.625%, 11/15/04                                                            2,238,750
                                                                                                  --------------
                                                                                                      4,550,626
                                                                                                  --------------

                       TOTAL U.S. TREASURY OBLIGATIONS (Cost of $10,125,578)                          9,667,816
                                                                                                  --------------

                       TOTAL LONG-TERM INVESTMENTS
                          (COST OF $88,542,535)                                                      86,281,077
                                                                                                  --------------

                       ---------------------------------------------------------------------
                       SHORT-TERM INVESTMENTS - 8.1% +
                       ---------------------------------------------------------------------

                       ---------------------------------------------------------------------
                       COMMERCIAL PAPER - 7.0% +
                       ---------------------------------------------------------------------

                       Norfolk Southern Corporation
          1,000,000       5.520%, 10/13/99                                                              998,160
                                                                                                  --------------

                       Pegasus
          2,000,000      5.460%, 11/01/99                                                             1,990,597
          1,000,000      5.520%, 10/27/99                                                               996,013
          1,500,000      5.440%, 10/18/99                                                             1,496,147
                                                                                                  --------------
                                                                                                  --------------
                                                                                                      4,482,757
                                                                                                  --------------

                       Westways Funding II Ltd.
          1,000,000      5.450%, 10/04/99                                                               999,546
                                                                                                  --------------

                       TOTAL COMMERCIAL PAPER (Cost of $6,480,463)                                    6,480,463
                                                                                                  --------------


                       ---------------------------------------------------------------------
                       VARIABLE RATE DEMAND NOTES - 1.1% +
                       ---------------------------------------------------------------------

            613,589    General Mills, Inc., 4.985% *                                                    613,589
            121,188    Warner-Lambert Co., 5.023% *                                                     121,187
              9,737    Wisconsin Corporate Central Credit Union, 5.05% *                                  9,737
            255,875    Wisconsin Electric Power Company, 5.0234% *                                      255,875
                                                                                                  --------------
                                                                                                      1,000,388
                                                                                                  --------------

                       TOTAL SHORT-TERM INVESTMENTS
                          (COST OF $7,480,851)                                                        7,480,851
                                                                                                  --------------

                       TOTAL INVESTMENTS - 101.9% + (COST OF $96,023,386)                          $ 93,761,928
                                                                                                  ==============



                       +  CALCULATED AS A PERCENTAGE OF NET ASSETS.
                        #    PUTABLE.
                        ##  CALLABLE.
                       *   VARIABLE RATE SECURITY.  THE RATES LISTED ARE AS OF SEPTEMBER 30, 1999.

                                      SEE NOTES TO THE FINANCIAL STATEMENTS.
----------------------------------------------------------------------------------------------------------------


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       -1-
1.  ORGANIZATION

   Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. The principal investment objective of the Growth Stock Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principal investment objective of the Bond Fund is to maximize total return. In addition to the Funds, the Company offers the Legacy Minnesota Municipal Bond Fund. This report contains the information of all portfolios, except for the Legacy Minnesota Municipal Bond Fund. Information with respect to this portfolio is contained in a separate report. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares. The Investment Adviser held one share of the Growth Stock Fund capital stock and 9,999 shares of the Bond Fund capital stock at $10 per share on January 15, 1997. The Funds commenced operations on January 27, 1997.

   The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $27,332 and $27,332 for the Growth Stock Fund and Bond Fund, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

   a) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices.
       Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   b) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

   c) WRITTEN OPTION ACCOUNTING - Each Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When a Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold).

   d) INCOME AND EXPENSES - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

   e) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared daily and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be
       declared at least annually.   The character of distributions made during
       the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition between income, expense and gain items for financial statement purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at September 30, 1999, reclassifications were recorded in the Growth Stock Fund to increase accumulated net investment income by $2,956 and decrease paid in capital by $2,956. Additionally, reclassifications were made in the Bond Fund to increase accumulated net investment income by $43,722, increase accumulated net realized losses on investments by $40,766 and decrease paid in capital by $2,956.

   f) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   g) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Funds for the year ended September 30, 1999, were as follows:

                                  GROWTH FUND   BOND FUND
   Shares sold                     1,010,029       3,087,449

   Shares issued to holders in
   reinvestmentof dividends              771          11,219

   Shares redeemed               (1,143,764)     (1,670,078)
                                 ------------     ----------
   Net increase (decrease)          (132,964)      1,428,590
                                  ============     =========

   Transactions in shares of the Funds for the year ended September 30, 1998, were as follows:

                               GROWTH FUND       BOND FUND
   Shares sold                     720,961      1,982,703

   Shares issued to holders in
   reinvestment of dividends          174           3,541

   Shares redeemed              (603,553)     (1,321,162)

   Net increase                   117,582         665,082


4.  INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended September 30, 1999, were as follows:

                         GROWTH FUND       BOND FUND
   Purchases
      U.S. Government$             0    $40,170,473
      Other               10,778,695     17,950,680
   Sales
      U.S. Government              0     41,050,406
      Other               14,252,449      6,969,179

   During the year ended September 30, 1999, the Growth Stock Fund wrote the following options:

   Number of
                                       CONTRACTS              PREMIUM
   Outstanding at
      beginning of year                    0               $          0
   Options written                       100                     10,301
                                         ---                     ------
   Outstanding at
      end of year                        100                  $  10,301
                                         ====           ================

  At September 30, 1999, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                         GROWTH FUND       BOND FUND
   Appreciation         $ 27,586,214   $    205,856
   (Depreciation)        (2,678,958)    (2,467,314)
   Net appreciation
    (depreciation)
        on investments $ 24,907,256     $(2,261,458)
                       ==============   ==============

    At September 30, 1999, the cost of investments for federal income tax purposes was $43,005,226 and $96,023,386 for the Growth Stock Fund and Bond Fund, respectively.

5.  INVESTMENT ADVISORY AND OTHER  AGREEMENTS

    The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to the Funds' daily net assets.

    Firstar Bank Milwaukee, N.A., a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank Milwaukee, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

    The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. On November 24, 1998, the Funds entered into an agreement with Rafferty Capital Markets, Inc. to distribute the Funds' shares. The currently approved rate is an annual rate of 0.01% of a Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the year ended ended September 30, 1999, $5,285 and $6,584 was incurred pursuant to the distribution agreement by the Growth Stock Fund and Bond Fund, respectively.

6.  DISTRIBUTIONS

   One-hundred percent of the dividends paid by the Growth Stock Fund during the fiscal year-ended September 30, 1999, qualifies for the dividend received deduction available to corporate shareholders.

7.  RELATED PARTIES

   Bremer Trust, N.A. clients and Bremer Trust, N.A. affiliated clients held 4,241,874 and 9,323,783 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of September 30, 1999.


                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors of the Bremer Investment Funds, Inc.
and the Shareholders of the Bremer Growth Stock Fund and the Bremer Bond Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Bremer Investment Funds, Inc. (a Maryland corporation) Bremer Growth Stock Fund and the Bremer Bond Fund as of September 30, 1999, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principals used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bremer Growth Stock Fund and Bremer Bond Fund as of September 30, 1999, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.



                                       /s/  ARTHUR ANDERSEN LLP

Milwaukee, Wisconsin
October 22, 1999






                               Investment Adviser
                               Bremer Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                            St. Cloud, MN 56302-0986

                      Administrator, Dividend Paying Agent,
                          Shareholders' Servicing Agent
                               and Transfer Agent
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                          Firstar Bank Milwaukee, N.A.
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                     Counsel
                                Briggs and Morgan
                                 2400 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402

                              Independent Auditors
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202

                                    Directors
                                Steven A. Laraway
                                 Stan K. Dardis
                                 John M. Bishop
                                  John J. Feda
                               Barbara A. Grachek